INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSET

The Company has a deferred tax asset as shown in the following:

For the years ended December 31,
	2024	2023
Current	$-	-
Deferred	$-	-
Provision for income taxes	$-	-

	As of December 31,2024	As of December 31,2023
Deferred tax assets:
Net operating loss carryforwards	$3,076,580	$1,748,594
Stock Based Compensation	947,164	452,574
Depreciation	6,692	4,606
Amortization of intangible assets	3,854	-
Total deferred tax assets	4,034,291	2,205,774
Less: valuation allowance	(4,034,291)	(2,205,774)
Deferred tax assets, net	$-	$-

	As of December 31, 2024	As of December 31, 2023
Income tax payable	$-	$-

SCHEDULE OF INCOME TAX EXPENSE

	For the years ended
	December 31,
	2024	2023
Profit (loss) before income taxes	$(8,707,226)	$(9,212,417)
US Fed Income Tax rate	21.00%	21.00%
Income taxes computed at Fed Income Tax rate	(1,828,517)	(1,934,608)
Reconciling items:
Tax effect of income that is not taxable	-	-
Tax effect of expenses that are not deductible*	-	152,143
Change in valuation allowance	1,828,517	1,782,465

Income tax expense	$-	$-

*	Expenses that are not deductible mainly consist of share issuance-related fees which are non-deductible for income tax purposes.